ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Details Narrative) $ / shares in Units, ¥ in Millions		1 Months Ended													12 Months Ended
	Jul. 17, 2024 USD ($)	Apr. 30, 2026 USD ($)	Sep. 30, 2025 USD ($) shares	Jul. 31, 2025 shares	Jun. 30, 2025 shares	Apr. 30, 2025 shares	Feb. 28, 2025 USD ($) $ / shares shares	Jan. 31, 2025 USD ($)	Oct. 31, 2024 shares	Sep. 30, 2024 shares	Aug. 31, 2024 shares	May 31, 2024 shares	Mar. 31, 2024 shares	Jul. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Sep. 30, 2025 CNY (¥)	Oct. 27, 2023 USD ($)	Sep. 30, 2023	Sep. 06, 2023 USD ($)	May 31, 2023	Jun. 07, 2022 USD ($)	Jan. 31, 2022	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss on sale of stock															$ 68,380	$ 136,456	$ 16,184
Net loss decreased															10,100,000
Net income loss															10,061,723	1,819,387	697,941	[1]
Cash															2,100,000	1,600,000
Working capital deficiency															12,300,000	16,000,000.0
Short term bank loans															4,005,325	$ 2,086,723
Long term bank loans															5,700,000
Right to sell ordinary shares															1,344,552		156,440
Debt carrying amount								$ 1,200,000
Number of shares issued | shares							8,000,000		5,598	7,636	6,979	4,998	1,896
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity line offering		$ 6,900,000
Outstanding		$ 3,100,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation, consideration
Disposal group including discontinued operation other , Income																	$ 3,000,000.0		$ 3,000,000.0
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation, consideration
Taoping Capital Limited (TCL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation, consideration
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																			100.00%
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																							100.00%
Taoping Capital Limited (TCL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																					100.00%
Taoping EP Holdings Shenzhen Co Ltd TEPH [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																								51.00%
Fujian Taoping Investment Co [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																						100.00%
Mr. Jianghuai Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding percent																											24.60%
Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares			120,000	87,000	86,000	266,667	16,667
Offering price per share | $ / shares							$ 0.20
Investors total purchase price							$ 1,600,000
Investor [Member] | Private Stand by Equity Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Right to sell ordinary shares	$ 10,000,000													$ 230,000
Taoping New Media Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage																											100.00%
Taoping New Media Co., Ltd [Member] | Mr. Jianghuai Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage																											51.00%
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage																										100.00%
Fujian Taoping Investment Co [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage																						80.00%
Skyladder Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage			100.00%																	100.00%
Business acquisition cost			$ 21,360,000																	¥ 152
Business acquisition, shares issued, shares | shares			7,882,921
Net income loss															$ (300,000)

[1]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.